Inventory (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 800	$ 1,646
Demo
Finished Goods	39,595	59,359	35,757
Total	$ 40,396	$ 61,005	$ 35,757